Marketable Securities (Tables)	9 Months Ended
Sep. 30, 2021
Categories of current financial assets [abstract]
Summary of Marketable Securities
The composition of the portfolio is specified in the following table
:

	September 30, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value

	(EUR’000)

Marketable securities
U.S. Treasury bills	—	—	46,243	46,245
U.S. Government bonds	80,044	80,056	62,088	62,101
Commercial papers	2,158	2,158	10,583	10,581
Corporate bonds	136,204	136,128	121,282	121,234
Agency bonds	18,555	18,556	9,362	9,369

Total marketable securities	236,961	236,898	249,558	249,530

Classified based on maturity profiles
Non-current assets	71,614	71,580	115,280	115,277
Current assets	165,347	165,318	134,278	134,253

Total marketable securities	236,961	236,898	249,558	249,530

Specified by rate structure
Fixed rate	220,163	220,100	175,757	175,732
Floating rate	14,640	14,640	16,975	16,972
Zero-coupon	2,158	2,158	56,826	56,826

Total marketable securities	236,961	236,898	249,558	249,530

Specified by investment grade credit rating
Prime	6,529	6,529	7,716	7,714
High grade	116,055	116,057	142,339	142,352
Upper medium grade	112,270	112,206	99,503	99,464
Lower medium grade	2,107	2,106	—	—

Total marketable securities	236,961	236,898	249,558	249,530